UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4049

                              Scudder Income Trust
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder GNMA Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------

                                                                                Principal
                                                                                    Amount ($)     Value ($)
                                                                           ---------------------------------

Government National Mortgage Association 100.8%
Government National Mortgage Association:
4.5% with various maturities from 11/15/2017 until
 8/15/2018                                                                     20,977,755        21,042,252
5.0% with various maturities from 2/15/2018 until
 3/15/2035 (e)(f)                                                             580,893,263       585,976,821
5.5% with various maturities from 5/15/2009 until
 5/20/2035 (b)(f)                                                           1,196,009,447     1,221,855,628
6.0% with various maturities from 8/15/2008 until
 4/20/2035 (f)                                                                862,253,800       889,729,371
6.5% with various maturities from 2/15/2008 until
 12/20/2034 (f)                                                               406,015,488       423,806,017
7.0% with various maturities from 4/15/2008 until
 6/15/2033                                                                    110,924,791       117,358,315
7.5% with various maturities from 12/15/2006 until
 10/15/2032                                                                    78,170,221        83,763,008
8.0% with various maturities from 4/15/2008 until
 9/15/2032                                                                     21,083,600        22,786,965
8.5% with various maturities from 11/15/2005 until
 2/15/2031                                                                      1,859,157         2,033,515
9.0% with various maturities from 2/15/2020 until
 8/15/2030                                                                      3,239,864         3,576,773
10.5% with various maturities from 10/20/2016 until
 1/20/2021                                                                        923,595         1,050,641
11.5% with various maturities from 4/15/2013 until
 2/15/2016                                                                        220,407           246,706
12.0% with various maturities from 12/15/2012 until
 7/15/2015                                                                        655,667           740,022
12.5% with various maturities from 5/15/2010 until
 8/15/2015                                                                        467,607           526,720
13.0% with various maturities from 11/20/2014 until
 7/15/2015                                                                         52,412            59,527
13.5% with various maturities from 11/15/2012 until
 10/15/2014                                                                       103,051           117,872
14.0% with various maturities from 7/15/2011 until
 12/15/2014                                                                        62,659            71,868
14.5%, 10/15/2014                                                                  45,141            52,358
15.0% with various maturities from 7/15/2011 until
 10/15/2012                                                                        33,871            39,113
16.0%, 2/15/2012                                                                   25,418            29,613
                                                                                              ---------------
Total Government National Mortgage Association (Cost $3,358,428,504)                          3,374,863,105

Collateralized Mortgage Obligations 4.6%
Government National Mortgage Association:
"DA", Series 2005-45, 3.39%**, 6/16/2035                                       28,000,000        27,990,455
"AF", Series 2005-48, 3.436%**, 6/20/2035                                      30,000,000        30,000,000
"FB", Series 2005-43, 3.44%**, 2/17/2032                                       14,000,000        13,914,320
"FA", Series 2005-18, 3.46%**, 10/20/2032                                      22,000,000        22,052,052
"AF", Series 2005-39, 3.5%**, 6/20/2035                                        13,700,000        13,717,125
"PF", Series 2005-55, 3.55%, 6/22/2020                                         11,471,530        11,471,530
"FM", Series 2004-80, 3.56%**, 7/20/2034                                       30,000,000        30,108,519
"IM", Series 2004-4, Interest Only, 5.0%, 7/16/2026 (h)                        21,811,901         1,689,277
"KI", Series 2004-19, Interest Only, 5.0%, 10/16/2027 (h)                      25,368,388         2,311,621
"LI", Series 2003-66, Interest Only, 5.0%, 3/20/2026 (h)                        7,597,500           719,057
"IB", Series 2004-64, Interest Only, 5.5%, 4/20/2028 (h)                        7,754,515           722,850
"IG", Series 2004-75, Interest Only, 5.5%, 1/20/2031 (h)                        3,527,000           710,615
"IH", Series 2003-86, Interest Only, 5.5%, 3/20/2024 (h)                       10,084,813           319,424
                                                                                              ---------------
Total Collateralized Mortgage Obligations (Cost $155,690,049)                                   155,726,845



US Government Obligations 13.5%
US Treasury Bills, 2.869%*, 7/21/2005 (g)                                       1,030,000         1,028,392
US Treasury Note:
1.625%, 10/31/2005                                                             50,000,000        49,730,449
1.875%, 12/31/2005                                                            100,000,000        99,246,100
2.0%, 8/31/2005                                                                50,000,000        49,900,400
3.625%, 4/30/2007 (b)                                                          13,000,000        12,992,889
4.0%, 2/15/2015 (b)                                                            76,000,000        76,270,180
5.75%, 11/15/2005 (b)                                                         160,000,000       161,418,720
                                                                                              ---------------
Total US Government Obligations (Cost $449,123,127)                                             450,587,130


                                                                                   Shares          Value ($)

Securities Lending Collateral 4.6%
Scudder Daily Assets Fund Institutional, 3.19% (a)(c)
(Cost $154,114,415)                                                           154,114,415       154,114,415
                                                                                              ---------------
                                                                                Principal
                                                                                Amount ($)         Value ($)
                                                                                ----------         ---------

Repurchase Agreements 0.7%
State Street Bank and Trust Co., 3.2%, dated 6/30/2005,
to be repurchased at $23,384,078 on 7/1/2005 (d)
(Cost $23,382,000)                                                             23,382,000        23,382,000
                                                                                              ---------------

                                                                                     % of
                                                                                   Net Assets      Value ($)
                                                                                   ----------      ---------

Total Investment Portfolio  (Cost $4,140,738,095)                                   124.2     4,158,673,495
Other Assets and Liabilities, Net                                                   -24.2      -810,884,450
                                                                                              ---------------
Net Assets                                                                          100.0     3,347,789,045
                                                                                              ===============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

(a) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $151,850,497 which is 4.5% of net assets.

(c)   Represents collateral held in connection with securities lending.

(d) Collateralized by $23,835,000 Federal National Mortgage Association, 2.18%, maturing on 1/30/2006 with a value of $23,850,612.

(e) When-issued or forward delivery pools included.

(f) Mortgage dollar rolls included.

(g) At June 30, 2005, this security has been segregated in whole or in part, to cover initial margin requirements for open futures contracts.

(h) Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.





At June 30, 2005, open futures contracts sold were as follows:

                                                                    Aggregate
                         Expiration                   Face           Market                    Unrealized
Futures                     Date     Contracts       Value ($)      Value ($)              (Depreciation)($)
------------------------------------------------------------------------------------------------------------
Interest Rate
Swap 10 Year            9/19/2005      650         72,138,699        73,368,750                  (1,230,051)

------------------------------------------------------------------------------------------------------------
US Treasury
2 Year Note             9/30/2005      458         95,064,741        95,120,875                     (56,134)

------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation on open future contracts sold                                  (1,286,185)
------------------------------------------------------------------------------------------------------------

At June 30, 2005, open futures contracts purchased were as follows:

                                                                       Aggregate
                         Expiration                   Face           Market                    Unrealized
Futures                     Date     Contracts       Value ($)      Value ($)                 Appreciation($)
------------------------------------------------------------------------------------------------------------
US Treasury
10 Year Note             9/22/2005      779         88,387,404        88,392,156                4,752 4,752
------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder GNMA Fund, a series of Scudder
                                    Income Trust


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder GNMA Fund, a series of Scudder
                                    Income Trust


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005